NOTE 11: PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT

A continuity of property and equipment for the years ended December 31, 2020 and 2019 is as follows:

	Right-of-use assets	Furniture and equipment	Leasehold improvements	Testing equipment	Total
	$	$	$	$	$

Cost
Balance, December 31, 2018	-	28,360	118,465	-	146,825
Adoption of IFRS 16	324,972	-	-	-	324,972
Acquisition of Sun Valley	431,544	32,952	91,859	-	556,355
Additions	425,539	3,828	-	-	429,367
Impairment	(324,972)	(28,360)	(118,466)	-	(471,798)
Balance, December 31, 2019	857,083	36,780	91,858	-	985,721
Acquisition of Kai Medical	294,669	114,000	86,000	928,149	1,422,818
Acquisition of LP&A	39,271	-	-	-	39,271
Additions	-	3,495	-	-	3,495
Disposals	(402,533)	-	-	-	(402,533)
Balance, December 31, 2020	788,490	154,275	177,858	928,149	2,048,772

Accumulated amortization
Balance, December 31, 2018	-	(19,765)	-	-	(19,765)
Adoption of IFRS 16	(196,479)	-	-	-	(196,479)
Amortization	(196,563)	(13,164)	(37,873)	-	(247,600)
Write off	245,847	25,750	3,949	-	275,546
Balance, December 31, 2019	(147,195)	(7,179)	(33,924)	-	(188,298)
Amortization	(222,910)	(35,776)	(40,881)	(29,005)	(328,572)
Disposals	58,145	-	-	-	58,145
Balance, December 31, 2020	(311,960)	(42,955)	(74,805)	(29,005)	(458,725)

Carrying amount
Balance, December 31, 2019	709,888	29,601	57,934	-	797,423
Balance, December 31, 2020	476,530	111,320	103,053	899,144	1,590,047

On May 9, 2019, the Company terminated the lease for the Chicago clinic. As a result of the lease termination, the Company derecognized the right-of-use asset with a cost of $255,859 and accumulated amortization of $184,787 and recorded an impairment loss $71,072 representing the undepreciated portion of the right-of-use asset above the lease liability which is included as impairment loss on write-off of property and equipment on the consolidated statements of loss and comprehensive loss.

The Company also derecognized the associated lease liability of $76,626 and recorded a gain of $5,549 representing the excess of the right-of-use asset above the lease liability which is included as impairment loss on property and equipment on the consolidated statements of loss and comprehensive loss. In addition, the Company recognized an impairment loss of $114,516 representing the carrying value of leasehold improvements written-off for the Chicago clinic on termination of the lease. This is included as impairment loss on property and equipment on the consolidated statements of loss and comprehensive loss.

The Company defaulted on the Spokane lease and as a result, derecognized the right-of-use asset with a cost of $69,113 and accumulated amortization of $61,060 and recorded a loss of $8,053 representing the carrying value of the right-of-use asset which is included as impairment loss on property and equipment on the consolidated statements of loss and comprehensive loss. The lease liability of $9,700 has not been derecognized as the Company negotiates a settlement with the landlord of the facility. In addition, the Company recognized a loss on disposal of $2,610 representing the carrying value of the furniture and equipment.

Through the acquisition of Kai Medical on October 5, 2020, the Company acquired testing equipment with a fair value of $829,803 and right-of-use assets of $294,669. The right-of-use assets relate to leased office space and equipment.

The Company defaulted on the right-of-use CBD extraction facility and as a result, derecognized the right of use asset with a cost of $402,533 and accumulated depreciation of $58,145. The Company recognized a gain on lease termination of $14,049. The Company still has $15,533 in lease liabilities related to unpaid rent for three months where the Company still had possession of the facility.